SHORT-TERM BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Incremental borrowing rate	2.75%
Interest rate		2.83%
Interest expense	$ 56,084	$ 41,076	$ 29,474
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	3.375%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.50%
Hong Kong Dollar Best Lending Rate [Member]
Debt Instrument [Line Items]
Incremental borrowing rate	2.25%